INCOME TAX - Tax rate to provision reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax
Federal statutory tax rate	21.00%	21.00%	21.00%
Effect of tax rates in foreign jurisdiction	(9.56%)	(15.85%)	(18.32%)
State taxes	0.60%	0.30%	0.40%
Research and development credit	(3.13%)	(0.33%)	(0.03%)
Non-deductible expenses	0.44%	0.20%	0.26%
Changes in valuation allowances	(9.35%)	(5.32%)	(3.33%)
Effective tax rate	0.00%	0.00%	(0.02%)